Schedule of accounts receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Accounts receivables	$ 1,942	$ 2,166
Less: provision of expected credit losses	(1,703)	(1,749)
Total	$ 239	$ 417